UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)    (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/20

1

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

FRANKLIN LIBERTY

SHORT DURATION U.S. GOVERNMENT ETF

A Series of Franklin ETF Trust

September 30, 2020

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

SEMIANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

Portfolio Composition*

9/30/20

% of Total Net Assets
MBS ARMs	29.31%
MBS Fixed Rate	49.07%
U.S. Agencies	6.45%
U.S. Treasuries	15.55%
TIPS	2.85%
Short-Term Investments & Other Net Assets	-3.23%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

This semiannual report for Franklin Liberty Short Duration U.S. Government ETF covers the period ended September 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +1.77% based on market price and +1.63% based on net asset value. In comparison, the Bloomberg Barclays U.S. Government Index: 1-3 Year Component posted a +0.36% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced during the six-month period as markets adjusted to the disruption created by the novel coronavirus (COVID-19). Before the beginning of the period, investor flight to safety had driven Treasury yields (which are inverse to prices) near record lows, while corporate bond yields increased, reflecting increased credit risk amid widespread economic disruption. Throughout the reporting period, however, U.S. Federal Reserve (Fed) support and the gradual reopening of the economy diminished investors’ concerns about solvency, and corporate bonds rebounded significantly. This advance was tempered somewhat in August 2020, as a change in long-standing inflation policy at the Fed led yields on most bonds to rise.

The U.S. Federal Reserve (Fed), which had already lowered the federal funds target rate to a range of 0.00%-0.25%, implemented unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet. In August 2020, the Fed announced that future interest rates would remain low, even if inflation persistently exceeded the Fed’s 2% target. The announcement was a major change in inflation policy that affirmed the Fed’s commitment to providing economic stimulus until the economy establishes a strong growth trend.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose only slightly during the reporting period. Yields on 10-year Treasuries remained at historically low levels throughout the period despite the widening U.S. federal budget deficit and a massive increase in issuance. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted modestly positive returns, aided by the Fed’s decision to purchase agency MBS.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 6.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

U.S. corporate bond performance varied somewhat based on credit rating, reflecting the recovery of credit markets following the initial COVID-19 shock. As Fed support tempered investors’ concerns over credit quality, prices for corporate bonds rebounded, particularly for the lower-rated segment of the market. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, advanced significantly. Investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, also posted a strong performance.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury and fixed income index futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Manager’s Discussion

During the period, mortgage spreads and liquidity premiums retraced the widening that had occurred during the first quarter of 2020 due to the global COVID-19 pandemic, leading to strong performance contributions from all mortgage sectors. The Fund’s exposure to ARMs was the largest contribution to outperformance versus the benchmark, followed by positive contributions from the Fund’s exposure to agency fixed-rate mortgage-backed (MBS), multi-family agency MBS, and CMOs. Inflation expectations rebounded strongly, leading to positive contributions to performance from the Fund’s exposure to Treasury Inflation-Protected Securities (TIPS). Spreads on agency also tightened leading to a positive contribution to performance.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest-rate risk government bond markets with a focus on high current income. We used U.S. Treasury futures contracts for duration management. Over the period, the futures positions had a net realized loss.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick A. Klein, Ph.D.

Paul Varunok

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2020 the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of September 30, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.63%	+1.77%	+1.53%	+1.77%
1-Year	+3.18%	+3.33%	+3.18%	+3.33%
5-Year	+8.77%	+8.67%	+1.70%	+1.68%
Since Inception (11/4/13)	+10.73%	+10.48%	+1.49%	+1.45%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
1.45%	0.89%	0.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 4 for Performance Summary footnotes

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (04/01/20–09/30/20)

Net Investment Income
$0.637380

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.25%	0.45%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or an expense reduction contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 11.544 cent per share September dividend and the NAV of $95.75 per share on 9/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20–9/30/20[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,016.30	$1.16	$1,000	$1,023.92	$1.17

1 Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.23%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

2 Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,			Year Ended May 31,
		2020	2019	2018[a]	2017	2016	2015

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$94.84	$94.40	$95.18	$96.75	$97.83	$99.03	$99.98

Income from investment operations[b]:

Net investment income[c]	0.48	2.11	1.95	1.17	1.02	0.72	0.64

Net realized and unrealized gains (losses)	1.07	0.85	(0.03)	(0.89)	(0.08)	(0.39)	0.09

Total from investment operations	1.55	2.96	1.92	0.28	0.94	0.33	0.73

Less distributions from net investment income	(0.64)	(2.52)	(2.70)	(1.85)	(2.02)	(1.53)	(1.68)

Net asset value, end of period	$95.75	$94.84	$94.40	$95.18	$96.75	$97.83	$99.03

Total return[d]	1.63%	3.18%	2.04%	0.30%	0.97%	0.34%	0.74%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.36%	0.43%	0.44%	0.50%	0.39%	0.40%	0.68%

Expenses net of waiver and payments by affiliates	0.23%	0.23%	0.25% [f]	0.27% [f]	0.30% [f]	0.30% [f]	0.30%

Net investment income	1.01%	2.23%	2.06%	1.47%	1.05%	0.73%	0.64%

Supplemental data

Net assets, end of period (000’s)	$505,181	$187,395	$125,177	$164,279	$169,406	$183,521	$47,139

Portfolio turnover rate[g]	138.36%	169.35%	104.49%	103.43%	134.97%	145.14%	198.41%

Portfolio turnover rate excluding mortgage dollar rolls[g,h]	117.85%	105.08%	64.69%	68.15%	75.90%	62.17%	198.41%

a For the period June 1, 2017 to March 31, 2018.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation index bonds, and/or fluctuating market value of the investments of the Fund.

c Based on average daily shares outstanding.

d Total return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

e Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

f Benefit of expense reduction rounds to less than 0.01%.

g Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

h See Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Statement of Investments, September 30, 2020 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value

	U.S. Government and Agency Securities 22.0%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$32,338	$33,188
	Dy9 Leasing LLC, 2.372%, 3/19/27	1,618,707	1,707,922
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,286,433
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 0.486%, (3-Month USD LIBOR + 0.23%), 2/28/25	786,913	770,741
	MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	1,900,645	1,946,208
	Petroleos Mexicanos, 2.378%, 4/15/25	700,000	729,860
	Reliance Industries Ltd.,
	2.512%, 1/15/26	1,031,250	1,085,384
	senior secured note, 2.06%, 1/15/26	1,375,000	1,431,443
	Tagua Leasing LLC, 1.90%, 7/12/24	2,153,409	2,207,666
	Tayarra Ltd., 3.628%, 2/15/22	260,712	266,422
	U.S. International Development Finance Corp.,
	A, zero cpn., 11/15/20	225,000	293,244
	2.12%, 3/20/24	1,100,000	1,144,161
	4.01%, 5/15/30	1,642,500	1,925,447
	U.S. Treasury Note,
	0.125%, 6/30/22	4,000,000	3,999,375
	0.125%, 5/15/23	3,000,000	2,998,242
	0.125%, 7/15/23	2,500,000	2,497,852
	0.125%, 8/15/23	5,000,000	4,995,508
	0.125%, 9/15/23	3,000,000	2,997,305
	0.25%, 4/15/23	6,000,000	6,016,172
	0.25%, 6/15/23	6,000,000	6,015,703
	0.50%, 3/15/23	5,500,000	5,548,125
	1.25%, 7/31/23	3,400,000	3,505,188
	1.25%, 8/31/24	4,000,000	4,161,875
	1.375%, 10/15/22	6,000,000	6,151,875
	1.50%, 8/15/22	6,000,000	6,153,984
	1.625%, 8/15/22	6,000,000	6,168,281
	1.625%, 8/31/22	5,000,000	5,142,578
	1.625%, 4/30/23	3,400,000	3,529,492
	1.625%, 10/31/23	3,000,000	3,135,234
	1.75%, 5/31/22	2,000,000	2,053,750
	1.75%, 6/30/24	3,300,000	3,491,684
	[b]Index Linked, 0.125%, 10/15/24	732,040	777,323
	[b]Index Linked, 0.125%, 4/15/25	1,002,930	1,067,835
	[b]Index Linked, 0.375%, 7/15/23	1,447,134	1,518,337
	[b]Index Linked, 0.375%, 7/15/25	1,911,718	2,076,258
	[b]Index Linked, 0.375%, 1/15/27	664,913	731,968
	[b]Index Linked, 0.50%, 4/15/24	1,027,160	1,090,934
	[b]Index Linked, 0.625%, 4/15/23	1,042,940	1,091,152
	[b]Index Linked, 0.625%, 1/15/24	2,886,676	3,068,569
	[b]Index Linked, 0.625%, 1/15/26	2,725,650	3,005,825
	Ulani MSN 37894, 2.184%, 12/20/24	1,478,261	1,533,487
	Zarapito Leasing LLC, 2.628%, 11/12/26	1,676,756	1,783,626

	Total U.S. Government and Agency Securities (Cost $109,728,843)		111,135,656

	Mortgage-Backed Securities 78.4%
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 20.4%
	FHLMC, 0.347%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	649,136	647,255
	FHLMC, 0.367%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	1,022,652	1,024,368
	FHLMC, 0.377%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	961,085	962,433
	FHLMC, 0.387%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,058,304	1,061,082
	FHLMC, 0.397%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	894,217	895,328
	FHLMC, 0.407%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	845,636	848,402
	FHLMC, 0.447%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	1,078,092	1,085,118
	FHLMC, 0.452%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	1,304,808	1,306,977

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 0.457%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	$2,194,000	$2,198,239
	FHLMC, 0.457%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	119,303	119,924
	FHLMC, 0.487%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	924,454	927,505
	FHLMC, 0.497%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	986,388	988,597
	FHLMC, 0.497%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	1,182,728	1,189,871
	FHLMC, 0.507%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	807,864	810,530
	FHLMC, 0.517%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	869,845	873,477
	FHLMC, 0.517%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	5,189,164	5,209,782
	FHLMC, 0.517%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	1,999,869	2,017,431
	FHLMC, 0.517%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	2,194,000	2,220,894
	FHLMC, 0.518%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,500,000	1,508,716
	FHLMC, 0.527%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	4,259,114	4,272,027
	FHLMC, 0.527%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	301,363	302,773
	FHLMC, 0.537%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	51,760	51,659
	FHLMC, 0.537%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	169,451	168,998
	FHLMC, 0.552%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	1,570,301	1,573,552
	FHLMC, 0.557%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	1,100,752	1,106,188
	FHLMC, 0.577%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,026,608	1,029,124
	FHLMC, 0.588%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	4,000,000	4,027,744
	FHLMC, 0.597%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	3,854,780	3,891,266
	FHLMC, 0.597%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,988,270	2,006,985
	FHLMC, 0.602%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,975,894	1,994,105
	FHLMC, 0.627%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,999,741	2,023,547
	FHLMC, 0.637%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	3,705,250	3,740,046
	FHLMC, 0.647%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	2,979,958	3,007,067
	FHLMC, 0.655%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	5,000,000	5,073,727
	FHLMC, 0.657%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,515,576	1,530,407
	FHLMC, 0.657%, (1-Month USD LIBOR +/- MBS Margin), 11/25/26	3,848,465	3,883,837
	FHLMC, 0.667%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	1,661,407	1,676,874
	FHLMC, 0.677%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	2,000,000	2,027,932
	FHLMC, 0.677%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	2,000,000	2,027,053
	FHLMC, 0.677%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	2,000,000	2,027,403
	FHLMC, 0.687%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	3,884,015	3,934,809
	FHLMC, 0.697%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	4,827,794	4,889,147
	FHLMC, 0.697%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	1,487,715	1,504,225
	FHLMC, 0.717%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,955,106	1,982,369
	FHLMC, 0.857%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	1,999,615	2,025,185
	FHLMC, 0.957%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	2,000,000	2,030,643
	FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	54,709	55,311
	FHLMC, 2.358%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	35,117	36,736
	FHLMC, 2.53%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	1,845	1,933
	FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	8,172	8,187
	FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	125,272	132,119
	FHLMC, 2.635%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	43,854	46,417
	FHLMC, 2.636%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	156,988	163,616
	FHLMC, 2.733%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	1,756	1,768
	FHLMC, 2.763%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	62,552	66,216
	FHLMC, 2.892%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	48,217	49,188
	FHLMC, 2.896%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	2,783	2,795
	FHLMC, 2.921%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	14,649	15,398
	FHLMC, 2.945%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	18,613	19,630
	FHLMC, 2.947%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	9,861	10,413
	FHLMC, 2.962%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	27,892	28,031
	FHLMC, 2.962%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	185,689	187,028
	FHLMC, 2.992%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	2,882	2,896
	FHLMC, 2.995%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	15,521	15,734
	FHLMC, 3.043%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	67	68

franklintempleton.com	Semiannual Report	9

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 3.072%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	$16,477	$16,630
	FHLMC, 3.109%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	123,962	129,810
	FHLMC, 3.136%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	34,405	35,281
	FHLMC, 3.152%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	12,608	13,345
	FHLMC, 3.178%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	298,604	315,342
	FHLMC, 3.216%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	3,800	3,878
	FHLMC, 3.219%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	399,000	421,945
	FHLMC, 3.221%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	2,126,635	2,228,166
	FHLMC, 3.238%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	42,080	43,995
	FHLMC, 3.251%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	10,522	11,119
	FHLMC, 3.257%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	644,931	680,070
	FHLMC, 3.271%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	2,769	2,792
	FHLMC, 3.279%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,802,567	1,908,789
	FHLMC, 3.295%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	247,541	261,094
	FHLMC, 3.343%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	7,879	8,329
	FHLMC, 3.349%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	200,781	208,842
	FHLMC, 3.362%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	66,892	70,470
	FHLMC, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	2,778	2,793
	FHLMC, 3.376%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	31,618	31,948
	FHLMC, 3.406%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	212,694	222,911
	FHLMC, 3.417%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	7,129	7,530
	FHLMC, 3.419%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	599	601
	FHLMC, 3.428%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	709	708
	FHLMC, 3.437%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	14,381	15,252
	FHLMC, 3.439%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	58,529	61,536
	FHLMC, 3.52%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	69,702	72,949
	FHLMC, 3.535%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	245,754	248,119
	FHLMC, 3.539%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	6,437	6,802
	FHLMC, 3.543%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	127,996	129,671
	FHLMC, 3.556%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	464,145	488,814
	FHLMC, 3.571%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	16,084	17,088
	FHLMC, 3.572%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	3,232	3,400
	FHLMC, 3.576%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	615	618
	FHLMC, 3.579%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	48,375	51,037
	FHLMC, 3.579%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	716,332	755,181
	FHLMC, 3.619%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	913,597	965,866
	FHLMC, 3.623%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,396,772	1,483,721
	FHLMC, 3.639%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	7,884	8,082
	FHLMC, 3.648%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	11,251	11,840
	FHLMC, 3.673%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	279,639	298,600
	FHLMC, 3.681%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	25,212	25,816
	FHLMC, 3.699%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	24,700	25,926
	FHLMC, 3.75%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	426,292	449,913
	FHLMC, 3.779%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	30,783	32,675
	FHLMC, 3.783%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	48,971	52,066
	FHLMC, 3.814%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	125,849	133,423
	FHLMC, 3.814%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	51,681	54,741
	FHLMC, 3.857%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	92,956	93,180
	FHLMC, 3.862%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	15,648	16,514
	FHLMC, 3.927%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	15,889	16,860
	FHLMC, 4.00%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	16,443	17,376
	FHLMC, 4.006%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	34,878	36,907
	FHLMC, 4.009%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	60,920	64,427
	FHLMC, 4.017%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	146,236	154,022
	FHLMC, 4.055%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	18,927	19,286
	FHLMC, 4.066%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	7,638	7,737
	FHLMC, 4.104%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	5,327	5,421

10	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 4.12%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	$19,896	$20,948
	FHLMC, 4.152%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	94,799	99,575
	FHLMC, 4.159%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	50,890	52,847
	FHLMC, 5.483%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	902	907

			103,173,636

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.4%
	FHLMC, 0.75%, 5/25/44	2,949,896	2,947,299
d	FHLMC, 0.826%, 9/25/30	1,000,000	995,000
	FHLMC, 1.054%, 8/25/26	1,976,858	2,016,129
	FHLMC, 2.00%, 2/25/50	2,607,336	2,676,366
	FHLMC, 2.50%, 6/01/35	11,514,709	12,033,674
	FHLMC, 2.50%, 6/01/50	9,318,869	9,784,547
	FHLMC, 2.745%, 1/25/26	1,500,000	1,655,939
	FHLMC, 2.995%, 12/25/25	1,500,000	1,666,936
	FHLMC, 3.00%, 5/01/50	8,046,451	8,427,666
	FHLMC, 3.062%, 12/25/24	1,500,000	1,649,304
	FHLMC, 3.458%, 8/25/23	2,000,000	2,156,997
	FHLMC, 3.49%, 1/25/24	2,000,000	2,176,242
	FHLMC, 3.50%, 6/01/26	405,988	429,505
	FHLMC, 3.50%, 3/15/43	932,807	958,386
	FHLMC, 4.00%, 3/01/49	2,598,434	2,820,805

			52,394,795

c	Federal National Mortgage Association (FNMA) Adjustable Rate 7.4%
	FNMA, 0.498%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	2,764,653	2,790,157
	FNMA, 0.548%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	887,723	893,486
	FNMA, 0.548%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,560,017	1,571,538
	FNMA, 0.548%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	1,327,011	1,335,909
	FNMA, 0.598%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	2,962,793	2,994,042
	FNMA, 0.598%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	3,124,335	3,144,842
	FNMA, 0.625%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22	3,236,941	3,236,355
	FNMA, 2.078%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,578	2,593
	FNMA, 2.079%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	179,996	186,083
	FNMA, 2.241%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	17,786	18,480
	FNMA, 2.253%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	439	446
	FNMA, 2.256%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	3,619	3,640
	FNMA, 2.268%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	876	876
	FNMA, 2.293%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	53,843	55,779
	FNMA, 2.301%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	286,689	296,520
	FNMA, 2.323%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	5,053	5,214
	FNMA, 2.342%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	130,643	135,290
	FNMA, 2.374%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	17,306	17,928
	FNMA, 2.425%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	6,364	6,415
	FNMA, 2.468%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	9,461	9,870
	FNMA, 2.479%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	447	455
	FNMA, 2.502%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	20,642	21,526
	FNMA, 2.523%, (11th District COF +/- MBS Margin), 8/01/29	19,308	19,305
	FNMA, 2.566%, (1 Year CMT +/- MBS Margin), 1/01/31	19,338	19,239
	FNMA, 2.571%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	3,950	4,094
	FNMA, 2.571%, (1 Year CMT +/- MBS Margin), 6/01/40	50,434	51,448
	FNMA, 2.571%, (1 Year CMT +/- MBS Margin), 11/01/40	13,209	13,358
	FNMA, 2.598%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	27,505	27,607
	FNMA, 2.599%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	5,047	5,094
	FNMA, 2.605%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	36,596	36,843
	FNMA, 2.606%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	2,759	2,774
	FNMA, 2.61%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	37,579	38,754
	FNMA, 2.614%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	12,432	12,918

franklintempleton.com	Semiannual Report	11

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 2.617%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	$7,248	$7,272
	FNMA, 2.62%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	12,666	12,786
	FNMA, 2.635%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	3,689	3,829
	FNMA, 2.637%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	64,283	65,956
	FNMA, 2.669%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	9,836	10,181
	FNMA, 2.675%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	8,204	8,290
	FNMA, 2.675%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	780	783
	FNMA, 2.689%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	158,836	164,999
	FNMA, 2.693%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	5,804	6,037
	FNMA, 2.714%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	76,543	80,304
	FNMA, 2.722%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	7,152	7,465
	FNMA, 2.725%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	22,366	23,533
	FNMA, 2.747%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	32,587	34,329
	FNMA, 2.783%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	19,885	20,022
	FNMA, 2.791%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	443,887	461,430
	FNMA, 2.793%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	5,934	5,966
	FNMA, 2.795%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	337,026	353,781
	FNMA, 2.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	2,685	2,785
	FNMA, 2.815%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	35,133	37,127
	FNMA, 2.819%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	807	817
	FNMA, 2.822%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	33,027	34,840
	FNMA, 2.827%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	43,048	43,225
	FNMA, 2.845%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	211,714	221,687
	FNMA, 2.845%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	200,011	210,559
	FNMA, 2.847%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,889	9,226
	FNMA, 2.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,095	8,138
	FNMA, 2.893%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	6,005	6,041
	FNMA, 2.911%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	54,276	54,935
	FNMA, 2.922%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,623	3,657
	FNMA, 2.945%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	6,549	6,811
	FNMA, 2.958%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	96,291	97,215
	FNMA, 2.97%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	44,829	45,208
	FNMA, 2.973%, (1 Year CMT +/- MBS Margin), 11/01/35	21,830	22,436
	FNMA, 2.985%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	148,494	155,901
	FNMA, 2.987%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	210	213
	FNMA, 3.003%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	11,071	11,145
	FNMA, 3.01%, (1 Year CMT +/- MBS Margin), 11/01/35	25,912	26,653
	FNMA, 3.012%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	74,874	76,119
	FNMA, 3.019%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	4,667	4,860
	FNMA, 3.025%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	725	734
	FNMA, 3.038%, (1 Year CMT +/- MBS Margin), 11/01/35	88,496	91,193
	FNMA, 3.046%, (1 Year CMT +/- MBS Margin), 10/01/35	155,728	160,380
	FNMA, 3.063%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	86,142	90,553
	FNMA, 3.064%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	5,454	5,523
	FNMA, 3.072%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	47,939	48,477
	FNMA, 3.075%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	312,689	328,540
	FNMA, 3.078%, (1 Year CMT +/- MBS Margin), 11/01/35	31,759	32,781
	FNMA, 3.088%, (1 Year CMT +/- MBS Margin), 11/01/35	214,844	215,893
	FNMA, 3.139%, (1 Year CMT +/- MBS Margin), 11/01/35	61,246	63,355
	FNMA, 3.14%, (1 Year CMT +/- MBS Margin), 11/01/35	36,247	37,478
	FNMA, 3.144%, (1 Year CMT +/- MBS Margin), 11/01/35	123,780	124,898
	FNMA, 3.144%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	337,566	354,475
	FNMA, 3.161%, (1 Year CMT +/- MBS Margin), 11/01/35	29,190	29,337
	FNMA, 3.165%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	138,000	145,006
	FNMA, 3.167%, (1 Year CMT +/- MBS Margin), 11/01/35	37,096	38,422
	FNMA, 3.17%, (1 Year CMT +/- MBS Margin), 10/01/35	449,040	465,114
	FNMA, 3.176%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,358,307	1,434,592

12	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.186%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	$545,424	$573,054
	FNMA, 3.211%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	184,492	194,273
	FNMA, 3.229%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	35,084	37,087
	FNMA, 3.232%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	46,031	48,299
	FNMA, 3.239%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	13,075	13,152
	FNMA, 3.243%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	2,245,369	2,363,410
	FNMA, 3.273%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	72,673	76,544
	FNMA, 3.274%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	2,535	2,548
	FNMA, 3.278%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	323,056	341,230
	FNMA, 3.28%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	38,846	40,838
	FNMA, 3.28%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	558,803	585,721
	FNMA, 3.289%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	130,616	136,371
	FNMA, 3.309%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,109,281	1,170,435
	FNMA, 3.309%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,105,295	1,159,903
	FNMA, 3.314%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	6,159	6,192
	FNMA, 3.317%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	1,351	1,354
	FNMA, 3.33%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	101,202	103,151
	FNMA, 3.333%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	220,729	227,660
	FNMA, 3.366%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	2,256,398	2,365,897
	FNMA, 3.392%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	33,347	33,423
	FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	153,493	161,341
	FNMA, 3.403%, (1 Year CMT +/- MBS Margin), 9/01/36	37,566	39,202
	FNMA, 3.42%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44	2,488,182	2,607,035
	FNMA, 3.425%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	1,694	1,713
	FNMA, 3.45%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	5,163	5,186
	FNMA, 3.456%, (1 Year CMT +/- MBS Margin), 5/01/36	56,481	59,090
	FNMA, 3.457%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	1,500	1,509
	FNMA, 3.461%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	51,353	51,742
	FNMA, 3.465%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	23,774	24,531
	FNMA, 3.488%, (1 Year CMT +/- MBS Margin), 10/01/36	68,985	72,244
	FNMA, 3.492%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	145,508	153,784
	FNMA, 3.493%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	24,428	25,658
	FNMA, 3.497%, (1 Year CMT +/- MBS Margin), 1/01/23	1,093	1,099
	FNMA, 3.501%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	1,232	1,237
	FNMA, 3.503%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	9,018	9,100
	FNMA, 3.511%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	22,510	23,471
	FNMA, 3.526%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	65,196	67,721
	FNMA, 3.547%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	36,015	37,649
	FNMA, 3.556%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	61,916	65,281
	FNMA, 3.563%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	902	912
	FNMA, 3.571%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	241,505	243,315
	FNMA, 3.573%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	20,143	20,243
	FNMA, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	9,803	9,852
	FNMA, 3.598%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	18,404	18,469
	FNMA, 3.602%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	51,853	54,260
	FNMA, 3.611%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	1,890	1,901
	FNMA, 3.624%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	2,932	2,953
	FNMA, 3.625%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	39,467	39,646
	FNMA, 3.625%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	2,284	2,294
	FNMA, 3.626%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	22,566	23,732
	FNMA, 3.631%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	16,013	16,791
	FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	104,852	110,618
	FNMA, 3.643%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,730	1,738
	FNMA, 3.647%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	9,113	9,540
	FNMA, 3.662%, (11th District COF +/- MBS Margin), 10/01/27	265	267
	FNMA, 3.662%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	7,015	7,130
	FNMA, 3.677%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	5,289	5,545

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.678%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	$225,162	$236,110
	FNMA, 3.684%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	7,812	7,838
	FNMA, 3.684%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	60,943	64,829
	FNMA, 3.687%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	21,773	21,854
	FNMA, 3.694%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	8,659	9,106
	FNMA, 3.699%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	19,775	20,731
	FNMA, 3.708%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,706	1,711
	FNMA, 3.721%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	44,419	46,957
	FNMA, 3.734%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	6,383	6,687
	FNMA, 3.736%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	119,151	121,037
	FNMA, 3.756%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	31,351	32,748
	FNMA, 3.759%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	6,233	6,283
	FNMA, 3.764%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	67,172	70,694
	FNMA, 3.807%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	10,946	10,960
	FNMA, 3.809%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	74,893	78,937
	FNMA, 3.812%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	3,838	3,845
	FNMA, 3.82%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	38,902	41,093
	FNMA, 3.838%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	113,226	119,751
	FNMA, 3.854%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	66,398	70,056
	FNMA, 3.927%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	17,414	18,365
	FNMA, 3.987%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	39,076	39,813
	FNMA, 4.052%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	23,484	25,082
	FNMA, 4.152%, (11th District COF +/- MBS Margin), 8/01/28	19,056	19,335
	FNMA, 4.191%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	12,228	12,956
	FNMA, 4.22%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	2,358	2,482
	FNMA, 4.23%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	480	483
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	62,724	63,134

			37,583,408

	Federal National Mortgage Association (FNMA) Fixed Rate 35.6%
	FNMA, 0.785%, 4/25/30	5,585,000	5,618,610
	FNMA, 1.75%, 1/25/43	1,688,478	1,745,821
	FNMA, 2.00%, 8/01/35	4,726,926	4,915,893
	FNMA, 2.00%, 9/01/35	3,477,755	3,616,844
	FNMA, 2.00%, 10/01/35	32,000,000	33,279,833
	FNMA, 2.50%, 5/01/35	14,062,217	14,690,921
	FNMA, 2.50%, 6/01/35	11,544,667	12,063,317
	FNMA, 2.50%, 8/01/35	7,655,594	8,019,604
	FNMA, 2.50%, 9/01/35	2,980,747	3,122,914
	FNMA, 2.50%, 10/01/35	12,500,000	13,115,653
	FNMA, 2.50%, 6/01/50	9,330,069	9,796,307
	FNMA, 2.50%, 8/01/50	4,952,837	5,200,338
	FNMA, 2.50%, 9/01/50	31,800,796	33,389,931
	FNMA, 2.50%, 10/01/50	9,596,000	10,075,527
e	FNMA, 2.50%, 10/15/50	5,000,000	5,244,531
	FNMA, 3.00%, 10/25/45	3,203,635	3,373,492
	FNMA, 3.00%, 6/01/50	8,232,537	8,644,480
	FNMA, 3.50%, 9/01/25	62,784	66,427
	FNMA, 3.50%, 10/01/25	551,079	583,199
	FNMA, 3.50%, 3/01/26	500,745	530,007
	FNMA, 3.50%, 8/01/26	89,860	95,132
	FNMA, 3.50%, 8/01/26	39,002	41,283
	FNMA, 3.50%, 10/01/26	2,393	2,533
	FNMA, 3.50%, 10/01/26	4,092	4,329
	FNMA, 3.50%, 10/01/26	11,631	12,315
	FNMA, 3.50%, 1/01/27	9,185	9,722
	FNMA, 3.50%, 1/01/27	604,775	639,866

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
	FNMA, 3.50%, 1/01/27	$21,410	$22,649
	FNMA, 3.50%, 4/01/27	138,480	147,485
	FNMA, 3.50%, 7/01/27	653,006	690,815
	FNMA, 3.50%, 5/01/31	168,244	178,048
	FNMA, 4.00%, 1/01/50	795,631	848,155

			179,785,981

c	Government National Mortgage Association (GNMA) Adjustable Rate 1.5%
	GNMA, 0.456%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	2,381,550	2,381,657
	GNMA, 0.486%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	3,142,983	3,158,260
	GNMA, 0.752%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,749,310	1,767,546

			7,307,463

	Government National Mortgage Association (GNMA) Fixed Rate 3.1%
	GNMA, 2.50%, 9/20/27	1,930,931	1,972,481
	GNMA, 3.00%, 9/20/50	13,000,000	13,765,850

			15,738,331

	Total Mortgage-Backed Securities (Cost $394,892,289)		395,983,614

	Total Investments before Short Term Investments (Cost $504,621,132)		507,119,270

		Shares
	Short Term Investments (Cost $10,560,804) 2.1%
	Money Market Funds 2.1%
f,g	Institutional Fiduciary Trust Money Market Portfolio, 0.00%	10,560,804	10,560,804

	Total Investments (Cost $515,181,936) 102.5%		517,680,074
	Other Assets, less Liabilities (2.5)%		(12,499,459)

	Net Assets 100.0%		$505,180,615

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bPrincipal amount of security is adjusted for inflation. See Note 1(f).

cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

fThe rate shown is the annualized seven-day effective yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

franklintempleton.com	Semiannual Report	15

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

At September 30, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	45	$5,671,406	12/31/20	$(218)
U.S. Treasury 10 Yr. Note	Short	48	6,697,500	12/21/20	(26,881)
U.S. Treasury 10 Yr. Ultra Note	Short	18	2,878,594	12/21/20	(3,746)
U.S. Treasury Long Bond	Short	15	2,644,219	12/21/20	(15,958)

Total Futures Contracts					$(46,803)

*As of period end.

See Note 8 regarding other derivative information.

See abbreviations on page 26.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2020 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$504,621,132
Cost – Non-controlled affiliates (Note 3c)	10,560,804

Value – Unaffiliated issuers	$507,119,270
Value – Non-controlled affiliates (Note 3c)	10,560,804
Receivables:
Investment securities sold	357,898
Interest	875,380
Deposits with broker for:
Futures contracts	219,147
Variation margin on futures contracts	39,070

Total assets	519,171,569

Liabilities:
Payables:
Investment securities purchased	13,221,196
Management fees	85,117
Distributions to shareholders	609,061
Trustees fees and expenses	10,195
Accrued expenses and other liabilities	65,385

Total liabilities	13,990,954

Net assets, at value	$505,180,615

Net assets consist of:
Paid-in capital	$510,652,574
Total distributable earnings (loss)	(5,471,959)

Net assets, at value	$505,180,615

Shares outstanding	5,276,000

Net asset value per share	$95.75

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended September 30, 2020 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$1,783
Interest:
Unaffiliated issuers:
Inflation principal adjustments	39,453
Paydown gain (loss)	(547,343)
Paid in cash[a]	2,679,632

Total investment income	2,173,525

Expenses:
Management fees (Note 3a)	522,920
Transfer agent fees	1,716
Custodian fees (Note 4)	1,566
Reports to shareholders	13,064
Professional fees	51,831
Trustees fees and expenses	14,449
Pricing fees	14,942
Other	587

Total expenses	621,075

Expense reductions (Note 4)	(28,587)
Expenses waived/paid by affiliates (Note 3c and 3d)	(185,310)

Net expenses	407,178

Net investment income	1,766,347

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,978,598
Futures contracts	(370,203)

Net realized gain (loss)	1,608,395

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	975,077
Futures contracts	153,742

Net change in unrealized appreciation (depreciation)	1,128,819

Net realized and unrealized gain (loss)	2,737,214

Net increase (decrease) in net assets resulting from operations	$4,503,561

aIncludes amortization of premium and accretion.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,766,347	$ 3,141,110
Net realized gain (loss)	1,608,395	(418,495)
Net change in unrealized appreciation (depreciation)	1,128,819	1,725,429

Net increase (decrease) in net assets resulting from operations	4,503,561	4,448,044

Distributions to shareholders (Note 1f)	(2,528,202)	(3,778,883)

Capital share transactions (Note 2)	315,810,185	61,549,347

Net increase (decrease) in net assets	317,785,544	62,218,508
Net assets:
Beginning of period	187,395,071	125,176,563

End of period	$505,180,615	$187,395,071

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

20	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 8 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

franklintempleton.com	Semiannual Report	21

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended September 30, 2020, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2020		Year Ended March 31, 2020

	Shares	Amount	Shares	Amount
Shares sold	3,300,000	$315,810,185	1,000,000	$94,692,462
Shares redeemed	—	—	(350,000)	(33,143,115)

Net increase (decrease)	3,300,000	$315,810,185	650,000	$61,549,347

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	$27,976,197	$288,442,128	$(305,857,521)	$—	$—	$10,560,804	10,560,804	$1,783

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

e. Other Affiliated Transactions

At September 30, 2020, the shares of the Fund were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]
Franklin Conservative Allocation Fund	548,100	10.4%
Franklin Moderate Allocation Fund	548,100	10.4%

	1,096,200	20.8%

aInvestment activities of significant shareholders could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$2,447,355
Long term	6,478,537

Total capital loss carryforwards	$8,925,892

At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$515,287,524

Unrealized appreciation	$3,020,378
Unrealized depreciation	(674,459)

Net unrealized appreciation (depreciation)	$2,345,919

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2020, aggregated $797,736,663 and $493,290,560, respectively.

7. Novel Coronavirus Pandemic

The global outbreak of a novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the market in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

8. Other Derivative Information

At September 30, 2020, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin	$—	Variation margin	$46,803	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

For the period ended September 30, 2020, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(370,203)	Futures contracts	$153,742

For the period ended September 30, 2020, the average month end notional amount of futures contracts represented $20,969,697.

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2020, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$111,135,656	$—	$111,135,656
Mortgage-Backed Securities	—	394,988,614	995,000	395,983,614
Short Term Investments	10,560,804	—	—	10,560,804

Total Investments in Securities	$10,560,804	$506,124,270	$995,000	$517,680,074

Liabilities:
Other Financial Instruments:
Futures Contracts	$46,803	$—	$—	$46,803

10. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference

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RANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

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FRANKLIN ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN ETF TRUST

Franklin Liberty Short Duration U.S. Government ETF

(Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of the Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information fur-

nished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board further noted its ongoing engagement with management, the Fund’s auditor and The Bank of New York Mellon, the Fund’s custodian, about their responses to the pandemic and the pandemic’s impact on their operating continuity, as well as the impact on the Fund (especially with respect to valuation and liquidity).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions currently provided by FT or an affiliate to other funds in the complex, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. Specifically, the Board discussed with management the expected impact of the Legg Mason acquisition on FT and the Fund, including management’s expectations with respect to the

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SHAREHOLDER INFORMATION

integration of Legg Mason’s exchange-traded funds into the FT family of funds. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, in her role as President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Fund.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 29, 2020. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Fund to date, particularly as compared to peers, and referenced earlier discussions with the Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, the comparability of peer data, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds and exchange-traded funds. The Fund commenced operations on November 4, 2013, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe and for the five-year period was equal to the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund maintains a shorter duration in comparison to the Fund’s peers that comprise the Performance Universe, which was a significant detractor from the Fund’s performance. Management further explained that the Fund invests at least 80% of its net assets in securities issued or guaranteed by the US government, its agencies, or instrumentalities, whereas the Fund’s peers are able to make corporate credit investments, which, at times, have outperformed the sectors invested in by the Fund. The Board noted management’s steps to address the underperformance of the Fund and concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and management’s efforts should continue to be monitored.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, five ultra-short obligation funds, one short-intermediate investment-grade debt fund and four short investment-grade debt funds. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s actual

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FRANKLIN ETF TRUST

SHAREHOLDER INFORMATION

total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged to review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund commenced operations on November 4, 2013 and that, as of December 31, 2019, the Fund’s net assets were approximately $144 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Liquidity Risk Management Program – Non-In-Kind ETF

Franklin Liberty Short Duration U.S. Government ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting

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FRANKLIN ETF TRUST

SHAREHOLDER INFORMATION

the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2020, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

30	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Liberty Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057
© 2020 Franklin Templeton Investments. All rights reserved.		FTSD S 11/20

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial experts is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.	N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date November 25, 2020

By	S\Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date November 25, 2020